SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets by Geographic Location) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Long lived assets		$ 15,120	$ 9,230
United States [Member]
Segment Reporting Information [Line Items]
Long lived assets		4,502	1,252
Israel [Member]
Segment Reporting Information [Line Items]
Long lived assets		9,161	7,493
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long lived assets		944	233
Europe, the Middle East and Africa [Member]
Segment Reporting Information [Line Items]
Long lived assets	[1]	126	39
Other [Member]
Segment Reporting Information [Line Items]
Long lived assets		$ 387	$ 213

[1]	Excluding United Kingdom and Israel